Equity Method Investments (Notes)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Equity Method Investments
Our share of the earnings (losses) from all equity method investments was $3 million, less than $1 million and $(33) million in 2014, 2013 and 2012, respectively, and our aggregate investment in remaining affiliates totaled $2 million and $1 million at December 31, 2014 and 2013, respectively. Our undistributed earnings from our equity method investments at December 31, 2014, 2013 and 2012 were not significant.
In 2014, "Equity in (earnings) losses of investees" primarily related to the resolution of $2 million of contingent consideration receivable from the 2009 sale of an equity method investment, which increased the note receivable as described in Note 6.
In 2013 and 2012, our primary equity method investment was Danone Chiquita Fruits SAS ("Danone JV"), which was formed in May 2010 to produce and sell fruit smoothies in Europe. In 2012, the board of directors of the Danone JV approved a change in strategy and the related discontinuation of a key product. As a result, we determined that the decline in estimated fair value of our equity-method investment was other than temporary during 2012 and recorded a $32 million loss included in "Equity in (earnings) losses of investees" to fully impair our equity-method investment and related assets and to record estimates of probable cash obligations to the Danone JV. As of December 31, 2012, we had fully accrued our obligations to fund the Danone JV. We did not record any "Equity in (earnings) losses" from the Danone JV in 2013 because we had fully impaired our investment and accrued funding obligations in 2012. We made no contributions to the Danone JV during 2012, and we discharged our remaining financial obligations to the equity method investment through total contributions of €14 million ($18 million) in 2013. After the sale of our interest in the Danone JV, the remaining equity method investments are not significant.
Aggregated and summarized financial information for our equity method investments is presented below. Assets and liabilities at December 31, 2014 and 2013 relate only to equity method investees that are not significant as our ownership in the Danone JV had been disposed prior to this date.

	Years ended December 31,
(In thousands)	2014	2013	2012
Revenue	$20,783	$24,322	$33,713
Gross profit	5,991	6,568	10,597
Net income (loss)	1,727	11,514	(39,014)
	December 31,
(In thousands)	2014	2013
Current assets	$5,924	$4,636
Total assets	14,123	12,940
Current liabilities	5,711	5,668
Total liabilities	6,963	7,166

We made no sales to equity method investees and $14 million, $14 million and $13 million of purchases from equity method investees for the years ended December 31, 2014, 2013 and 2012, respectively.

Equity method investment
Assets and liabilities at December 31, 2014 and 2013 relate only to equity method investees that are not significant as our ownership in the Danone JV had been disposed prior to this date.

	Years ended December 31,
(In thousands)	2014	2013	2012
Revenue	$20,783	$24,322	$33,713
Gross profit	5,991	6,568	10,597
Net income (loss)	1,727	11,514	(39,014)
	December 31,
(In thousands)	2014	2013
Current assets	$5,924	$4,636
Total assets	14,123	12,940
Current liabilities	5,711	5,668
Total liabilities	6,963	7,166